February 4, 2002


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

                  Re:      Leuthold Funds, Inc.
                           File Nos. 33-96634 and 811-9094
                           Rule 497(j) Certification

Ladies & Gentlemen:

          The undersigned officer of Leuthold Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 9 to Form N-1A Registration Statement filed by the Company on January 31, 2002, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 9 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 31, 2002.

                                        Very truly yours,

                                        LEUTHOLD FUNDS, INC.



                                        By: /s/ David R. Cragg
                                           ------------------------------------
                                           David R. Cragg
                                           Vice President